Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Accrued Expenses and Other Current Liabilities [Abstract]
Deposits from advertising agencies	¥ 14,031	$ 2,166	¥ 25,203
Accrued professional fees	4,482	692	3,929
General operating expenses payables	59,702	9,216	52,988
Others	2,676	413	4,187
Total	¥ 80,891	$ 12,487	¥ 86,307